UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file Number 811-719

                  The Value Line Special Situations Fund, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

Item 1: Schedule of Investments.

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)                                     March 31, 2005
--------------------------------------------------------------------------------------

                                                                             Value
Shares                                                                  (in thousands)
--------------------------------------------------------------------------------------
COMMON STOCKS (95.9%)

                    ADVERTISING (0.7%)
             28,500 Harte-Hanks, Inc.                                   $         785
              9,000 Omnicom Group, Inc.                                           797
             17,000 R.H. Donnelley Corp.*                                         988
                                                                        --------------
                                                                                2,570

                    AEROSPACE/DEFENSE (1.7%)
             28,000 Armor Holdings, Inc.*                                       1,038
             19,000 Engineered Support Systems, Inc.                            1,017
             11,000 L-3 Communications Holdings, Inc.                             781
             11,900 Precision Castparts Corp.                                     916
             19,600 Rockwell Collins, Inc.                                        933
             12,000 Teledyne Technologies, Inc.*                                  376
             19,000 United Defense Industries, Inc.                             1,395
                                                                        --------------
                                                                                6,456

                    AIR TRANSPORT (0.4%)
             21,000 EGL, Inc*                                                     479
             10,000 FedEx Corp.                                                   939
                                                                        --------------
                                                                                1,418

                    APPAREL (0.8%)
             13,000 Columbia Sportswear Co.*                                      692
              6,400 Jos. A. Bank Clothiers, Inc.*                                 188
             29,000 Phillips-Van Heusen Corp.                                     773
             19,800 Polo Ralph Lauren Corp.                                       768
             13,000 V.F. Corp.                                                    768
                                                                        --------------
                                                                                3,189

                    AUTO & TRUCK (0.4%)
             19,000 Oshkosh Truck Corp.                                         1,558

                    AUTO PARTS (0.9%)
             19,000 Autoliv, Inc.                                                 905
             15,600 BorgWarner, Inc.                                              759
             12,000 Eaton Corp.                                                   785
             20,000 Johnson Controls, Inc.                                      1,115
                                                                        --------------
                                                                                3,564

                    BANK (3.5%)
             13,100 Banco Itau Holding Financeira S.A. (ADR)                    1,063
             25,000 Bank of Hawaii Corp.                                        1,132
             14,000 BankcorpSouth, Inc.                                           289
             11,000 City National Corp.                                           768

             36,000 Colonial BancGroup, Inc. (The)                                739
             21,000 Compass Bancshares, Inc.                                      953
             37,000 Hibernia Corp. Class "A"                                    1,184
              7,200 M&T Bank Corp.                                                735
             22,867 North Fork Bankcorporation, Inc.                              634
             13,200 Popular, Inc.                                                 321
             18,600 R&G Financial Corp. Class "B"                                 580
              4,000 Silicon Valley Bancshares*                                    176
             23,000 South Financial Group, Inc.                                   702
              9,000 UBS AG                                                        760
             22,000 UCBH Holdings, Inc.                                           878
             17,000 Webster Financial Corp.                                       772
             13,000 Wells Fargo & Co.                                             777
             17,000 Westamerica Bankcorporation                                   880
                                                                        --------------
                                                                               13,343

                    BANK - CANADIAN (0.1%)
              9,300 Bank of Montreal                                              432

                    BANK - MIDWEST (0.7%)
             22,900 Associated Banc-Corp                                          715
             15,048 Commerce Bancshares, Inc.                                     725
             27,000 Huntington Bancshares, Inc.                                   645
             18,000 Marshall & Ilsley Corp.                                       752
                                                                        --------------
                                                                                2,837

                    BEVERAGE - ALCOHOLIC (0.2%)
             18,000 Constellation Brands, Inc. Class "A"*                         952

                    BEVERAGE - SOFT DRINK (0.2%)
             15,000 Hansen National Corp.*                                        901

                    BIOTECHNOLOGY (0.4%)
             19,000 Gen-Probe, Inc.*                                              847
             17,800 United Therapeutics Corp.*                                    813
                                                                        --------------
                                                                                1,660

                    BUILDING MATERIALS (0.5%)
             20,000 Jacobs Engineering Group, Inc.                              1,038
             24,000 Simpson Manufacturing Company, Inc.                           742
              2,000 Trex Company, Inc.*                                            89
                                                                        --------------
                                                                                1,869

                    CANADIAN ENERGY (1.1%)
             14,500 EnCana Corp.                                                1,021
             15,000 Imperial Oil Ltd.                                           1,142
              4,000 Nexen, Inc.                                                   220
             21,400 NOVA Chemicals Corp.                                          919
             29,000 Talisman Energy, Inc.                                         990
                                                                        --------------
                                                                                4,292

                    CEMENT & AGGREGATES (0.4%)
             24,000 Ceradyne, Inc.*                                               537
             17,100 Florida Rock Industries, Inc.                               1,006
                                                                        --------------
                                                                                1,543

                    CHEMICAL - BASIC (0.3%)
             13,200 Potash Corp. of Saskatchewan, Inc.                          1,155

                    CHEMICAL - DIVERSIFIED (1.0%)
             13,000 Air Products & Chemicals, Inc.                                823
              4,400 Albemarle Corp.                                               160
             14,300 Cytec Industries, Inc.                                        776
             14,000 Monsanto Co.                                                  903
             14,000 3M Co.                                                      1,200
                                                                        --------------
                                                                                3,862

                    CHEMICAL - SPECIALTY (1.4%)
             29,000 Airgas, Inc.                                                  693
             24,000 Ecolab, Inc.                                                  793
             30,000 Praxair, Inc.                                               1,436
             10,000 Sherwin-Williams Co. (The)                                    440
             10,000 Sigma-Aldrich Corp.                                           613
             36,800 Syngenta AG (ADR)                                             773
             15,400 Valspar Corp. (The)                                           717
                                                                        --------------
                                                                                5,465

                    COAL (0.7%)
              9,000 Consol Energy, Inc.                                           423
             34,500 Joy Global, Inc.                                            1,210
             26,600 Peabody Energy Corp.                                        1,233
                                                                        --------------
                                                                                2,866

                    COMPUTER & PERIPHERALS (0.6%)
             24,000 Dell, Inc.*                                                   922
             22,000 NCR Corp.*                                                    742
              9,100 ScanSource, Inc.*                                             472
                                                                        --------------
                                                                                2,136

                    COMPUTER SOFTWARE & SERVICES (2.6%)
              4,000 Aladdin Knowledge Systems*                                     91
             30,000 ANSYS, Inc.*                                                1,026
             18,300 Anteon International Corp.*                                   712
             38,000 Autodesk, Inc.                                              1,131
             50,000 Cognizant Technology Solutions Corp. Class "A"*             2,310
             21,000 Cognos, Inc.*                                                 881
             24,200 Digital River, Inc.*                                          754
              2,000 Hyperion Solutions Corp.*                                      88
             14,200 Infosys Technologies Ltd. (ADR)                             1,047
             29,000 Intergraph Corp.*                                             835
              8,200 MicroStrategy, Inc. Class "A"*                                445
             12,500 SRA International, Inc. Class "A"*                            753
              5,000 Wipro Ltd. (ADR)                                              102
                                                                        --------------
                                                                               10,175

                    DIVERSIFIED COMPANIES (2.9%)
             11,700 Acuity Brands, Inc.                                           316
             30,000 American Standard Companies, Inc.                           1,394
             22,000 Ametek, Inc.                                                  886
             21,000 Brink's Co. (The)                                             727
             10,700 Chemed Corp.                                                  818
             15,800 Danaher Corp.                                                 844
             12,000 ESCO Technologies, Inc.                                       964
              9,600 Fortune Brands, Inc.                                          774
             29,400 Griffon Corp.*                                                629
              8,600 ITT Industries, Inc.                                          776
             10,000 Parker Hannifin Corp.                                         609
             20,000 Pentair, Inc.                                                 780
             11,500 Textron, Inc.                                                 858
              7,500 United Technologies Corp.                                     762
                                                                        --------------
                                                                               11,137

                    DRUG (1.3%)
             21,000 Celgene Corp.*                                                715
             18,400 Covance, Inc.*                                                876
             20,000 Gilead Sciences, Inc. *                                       716
             16,000 Immucor, Inc.*                                                483
              7,000 MGI Pharma, Inc.*                                             177
             16,000 Pharmaceutical Product Development, Inc.*                     775
             40,000 Teva Pharmaceutical Industries Ltd. (ADR)                   1,240
                                                                        --------------
                                                                                4,982

                    E-COMMERCE (0.3%)
             51,000 TIBCO Software, Inc.*                                         380
             16,500 Websense, Inc.*                                               888
                                                                        --------------
                                                                                1,268

                    EDUCATIONAL SERVICES (0.4%)
             27,000 Education Management Corp.*                                   755
              8,500 Strayer Education, Inc.                                       963
                                                                        --------------
                                                                                1,718

                    ELECTRIC UTILITY - CENTRAL (0.7%)
             12,000 Entergy Corp.                                                 848
             24,000 TXU Corp.                                                   1,911
                                                                        --------------
                                                                                2,759

                    ELECTRIC UTILITY - EAST (0.2%)
             18,000 Exelon Corp.                                                  826
              4,000 SCANA Corp.                                                   153
                                                                        --------------
                                                                                  979

                    ELECTRIC UTILITY - WEST (0.3%)
             18,500 Sempra Energy                                                 737

                    ELECTRICAL EQUIPMENT (1.5%)
             48,000 FLIR Systems, Inc.*                                         1,453
             20,400 Rayovac Corp.*                                                849
             22,000 Rockwell Automation, Inc.                                   1,246
             12,000 Thomas & Betts Corp.*                                         388
             31,500 Trimble Navigation Ltd.*                                    1,065
             27,700 WESCO International, Inc.*                                    776
                                                                        --------------
                                                                                5,777

                    ELECTRONICS (1.2%)
             20,400 Amphenol Corp. Class "A"                                      756
             24,000 Harman International Industries, Inc.                       2,122
             24,000 Harris Corp.                                                  784
             36,000 Paxar Corp.*                                                  768
                                                                        --------------
                                                                                4,430

                    ENTERTAINMENT (0.1%)
              4,000 Central European Media Enterprises Ltd. Class "A"*            198

                    ENTERTAINMENT TECHNOLOGY (0.6%)
             13,000 Avid Technology, Inc.*                                        704
             12,000 Electronic Arts, Inc.*                                        621
             38,000 Scientific Games Corp. Class "A"*                             868
                                                                        --------------
                                                                                2,193

                    ENVIRONMENTAL (0.2%)
             22,000 Republic Services, Inc.                                       737

                    FINANCIAL SERVICES - DIVERSIFIED (3.0%)
              6,000 Accredited Home Lenders Holding Co.*                          217
             10,000 BlackRock, Inc. Class "A"                                     749
             21,000 Brown & Brown, Inc.                                           968
             28,000 Cash America International, Inc.*                             614
             13,500 CIT Group, Inc.                                               513
             11,400 Commerce Group, Inc.                                          707
             14,000 Doral Financial Corp.                                         306
              7,000 First Cash Financial Services, Inc.*                          148
             13,000 First Marblehead Corp. (The)*                                 748
             14,100 Global Payments, Inc.                                         909
             18,300 HDFC Bank Ltd. (ADR)                                          769
             16,000 Investors Financial Services Corp.                            783
              9,000 Leucadia National Corp.                                       309
             21,000 ProAssurance Corp.*                                           830
             15,000 SLM Corp.                                                     748
              3,900 Student Loan Corp. (The)                                      815
              1,300 White Mountains Insurance Group Ltd.                          791
             15,000 Wintrust Financial Corp.                                      706
                                                                        --------------
                                                                               11,630

                    FOOD PROCESSING (2.1%)
             36,000 Archer-Daniels-Midland Co.                                    885
             16,000 Bunge Ltd.                                                    862

             24,000 Dean Foods Co.*                                               823
             25,000 Flowers Foods, Inc.                                           705
             14,000 Hershey Foods Corp.                                           846
             20,000 McCormick & Company, Inc.                                     689
             19,000 Ralcorp Holdings, Inc.                                        900
              9,200 Smucker (J.M.) Co. (The)                                      463
             41,000 United Natural Foods, Inc.*                                 1,174
             11,000 Wm. Wrigley Jr. Co.*                                          721
                                                                        --------------
                                                                                8,068

                    FOOD WHOLESALERS (0.2%)
             17,000 Sysco Corp.                                                   609

                    FOREIGN TELECOMMUNICATIONS (0.2%)
             15,500 America Movil S.A. de C.V. (ADR) Series "L"                   800

                    FURNITURE/HOME FURNISHINGS (0.3%)
              9,000 HNI Corp.                                                     405
              7,000 Mohawk Industries, Inc.*                                      590
                                                                        --------------
                                                                                  995

                    GROCERY (0.2%)
              8,200 Whole Foods Market, Inc.                                      837

                    HOME APPLIANCE (0.7%)
             10,000 Black & Decker Corp.                                          790
             20,000 Toro Co. (The)                                              1,770
                                                                        --------------
                                                                                2,560
                    HOMEBUILDING (0.4%)
             12,800 Forest City Enterprises, Inc. Class "A"                       817
             13,500 St. Joe Co. (The)                                             908
                                                                        --------------
                                                                                1,725

                    HOTEL/GAMING (2.6%)
             25,000 Boyd Gaming Corp.                                           1,304
             18,000 Choice Hotels International, Inc.                           1,115
             16,000 Gaylord Entertainment Co.*                                    646
              7,000 Harrah's Entertainment, Inc.                                  452
             12,700 Kerzner International Ltd.*                                   778
             14,000 MGM MIRAGE*                                                   991
             64,000 Penn National Gaming, Inc.*                                 1,880
             13,000 Starwood Hotels & Resorts Worldwide, Inc.                     780
             23,000 Station Casinos, Inc.                                       1,554
             25,000 WMS Industries, Inc.*                                         704
                                                                        --------------
                                                                               10,204

                    HOUSEHOLD PRODUCTS (1.0%)
             23,900 Church & Dwight Company, Inc.                                 848
             22,000 Energizer Holdings, Inc.*                                   1,316
             11,000 Scotts Miracle-Gro Co. (The) Class "A"*                       773
             24,000 Yankee Candle Company, Inc. (The)                             761
                                                                        --------------
                                                                                3,698

                    HUMAN RESOURCES (0.2%)
                500 Gevity HR, Inc.                                                10
             12,000 Korn/Ferry International*                                     228
             32,000 Resources Connection, Inc.*                                   670
                                                                        --------------
                                                                                  908

                    INDUSTRIAL SERVICES (1.1%)
             41,250 Aaron Rents, Inc.                                             825
             26,500 Amdocs Ltd.*                                                  753
             15,000 C.H. Robinson Worldwide, Inc.                                 773
             17,000 Expeditors International of Washington, Inc.                  910
             31,200 Navigant Consulting Co.*                                      850
                                                                        --------------
                                                                                4,111

                    INFORMATION SERVICES (1.2%)
             23,500 Alliance Data Systems Corp.*                                  949
              7,000 Arbitron, Inc.*                                               300
              4,000 ChoicePoint, Inc.*                                            160
             11,700 Corporate Executive Board Co. (The)                           748
             13,000 Dun & Bradstreet Corp. (The)*                                 799
             11,800 Getty Images, Inc.*                                           839
             10,000 Moody's Corp.                                                 809
                                                                        --------------
                                                                                4,604

                    INSURANCE - LIFE (0.5%)
             17,400 Delphi Financial Group, Inc. Class "A"                        748
             17,000 Manulife Financial Corp.                                      815
              4,000 Reinsurance Group of American, Inc.                           170
              4,000 StanCorp Financial Group, Inc.                                339
                                                                        --------------
                                                                                2,072

                    INSURANCE - PROPERTY/CASUALTY (2.3%)
             25,000 Assurant, Inc.                                                843
             24,750 Berkley (W.R.) Corp.                                        1,228
              7,000 Everest Re Group Ltd.                                         596
             29,700 Fidelity National Financial, Inc.                             978
             21,000 HCC Insurance Holdings, Inc.                                  759
             16,500 IPC Holdings Ltd.                                             648
              2,300 Markel Corp.*                                                 794
             13,200 Mercury General Corp.                                         729
             25,000 Old Republic International Corp.                              582
             18,000 RLI Corp.                                                     746
             15,700 Zenith National Insurance Corp.*                              814
                                                                        --------------
                                                                                8,717

                    INTERNET (0.9%)
              8,000 CheckFree Corp.*                                              326
             24,000 eBay, Inc.*                                                   894
             16,000 F5 Networks, Inc.*                                            808
              5,000 Google, Inc. Class "A"*                                       903
             54,000 Opsware, Inc.*                                                279

             10,000 ValueClick, Inc.*                                             106
              6,000 VeriSign, Inc.*                                               172
                                                                        --------------
                                                                                3,488

                    MACHINERY (1.5%)
             20,000 Actuant Corp. Class "A"*                                      898
              9,000 Caterpillar, Inc.                                             823
             14,000 Donaldson Company, Inc.                                       452
             28,125 Graco, Inc.                                                 1,135
             19,900 IDEX Corp.                                                    803
                600 JLG Industries, Inc.                                           13
             20,600 MSC Industrial Direct Company, Inc. Class "A"                 630
             13,000 Roper Industries, Inc.                                        852
                                                                        --------------
                                                                                5,606

                    MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.4%)
             22,000 Thor Industries, Inc.                                         658
             25,200 Winnebago Industries, Inc.                                    796
                                                                        --------------
                                                                                1,454

                    MEDICAL SERVICES (4.0%)
             14,000 Aetna, Inc.                                                 1,049
             21,000 Amedisys, Inc.*                                               635
             22,000 American Healthways, Inc.*                                    726
             40,000 Centene Corp.*                                              1,200
             13,800 Coventry Health Care, Inc.*                                   940
             24,000 DaVita, Inc.*                                               1,004
             22,000 Gentiva Health Services, Inc.*                                356
             18,000 LCA-Vision, Inc.                                              599
                 16 Lumenis Ltd.*                                                   0
             21,200 Psychiatric Solutions, Inc.*                                  975
              8,000 Quest Diagnostics, Inc.                                       841
             24,000 Renal Care Group, Inc.*                                       911
              7,100 SFBC International, Inc.*                                     250
             18,000 Sierra Health Services, Inc.*                               1,149
             13,000 Triad Hospitals, Inc.*                                        651
             18,900 United Surgical Partners International, Inc.*                 865
             13,940 UnitedHealth Group, Inc.                                    1,330
             14,700 WellChoice, Inc.*                                             784
              8,000 WellPoint, Inc.*                                            1,003
                                                                        --------------
                                                                               15,268

                    MEDICAL SUPPLIES (7.6%)
             28,500 Advanced Medical Optics, Inc.*                              1,032
             20,000 ArthroCare Corp.*                                             570
             16,000 Bard (C.R.), Inc.                                           1,089
             13,000 Becton, Dickinson & Co.                                       759
             23,750 Biomet, Inc.                                                  862
             15,700 Charles River Laboratories International, Inc.*               739
             33,500 Cooper Companies, Inc.                                      2,442
             27,600 Cytyc Corp.*                                                  635
             23,000 Dade Behring Holdings, Inc.*                                1,355
             18,500 DENTSPLY International, Inc.                                1,007

             18,500 Edwards Lifesciences Corp.*                                   800
             19,000 Fisher Scientific International, Inc.*                      1,081
             56,000 Henry Schein, Inc.*                                         2,007
             12,000 IDEXX Laboratories, Inc.*                                     650
             31,500 Inamed Corp.*                                               2,201
             21,000 Integra LifeSciences Holdings*                                740
             24,000 Intuitive Surgical, Inc.*                                   1,091
             13,000 Johnson & Johnson                                             873
             11,200 Kinetic Concepts, Inc.*                                       668
             15,000 Palomar Medical Technologies, Inc.*                           405
             44,000 Patterson Companies, Inc.*                                  2,198
             23,000 PolyMedica Corp.                                              730
             17,000 Respironics, Inc.*                                            991
             28,000 St. Jude Medical, Inc.*                                     1,008
             21,000 Sybron Dental Specialties, Inc.*                              754
             43,000 Varian Medical Systems, Inc.                                1,474
             13,000 Zimmer Holdings, Inc.*                                      1,012
                                                                        --------------
                                                                               29,173

                    METAL FABRICATING (0.4%)
             18,300 Chicago Bridge & Iron Company N.V.                            806
             13,500 Harsco Corp.                                                  805
                                                                        --------------
                                                                                1,611

                    METALS & MINING - DIVERSIFIED (0.9%)
             36,000 Allegheny Technologies, Inc.                                  868
             21,400 Cameco Corp.                                                  947
             29,000 Companhia Vale do Rio Doce (ADR)                              917
              6,000 Rio Tinto PLC (ADR)                                           779
                                                                        --------------
                                                                                3,511
                    NATURAL GAS - DISTRIBUTION (0.6%)
             23,000 AGL Resources, Inc.                                           803
             31,000 Southern Union Co.                                            778
             19,000 UGI Corp.                                                     863
                                                                        --------------
                                                                                2,444

                    NATURAL GAS - DIVERSIFIED (2.3%)
             16,000 Energen Corp.                                               1,066
             15,000 Equitable Resources, Inc.                                     862
             10,400 Kinder Morgan, Inc.                                           787
             40,000 Patina Oil & Gas Corp.                                      1,600
             17,000 Questar Corp.                                               1,007
             26,000 Southwestern Energy Co.                                     1,476
             19,000 Western Gas Resources, Inc.                                   655
             42,776 XTO Energy, Inc.                                            1,405
                                                                        --------------
                                                                                8,858

                    NEWSPAPER (0.5%)
             16,500 Lee Enterprises, Inc.                                         716
              9,000 McClatchy Co. Class "A"                                       667
                800 Washington Post Co. Class "B"                                 715
                                                                        --------------
                                                                                2,098

                    OFFICE EQUIPMENT & SUPPLIES (0.4%)
             22,400 Global Imaging Systems, Inc.*                                 794
             30,000 Staples, Inc.                                                 943
                                                                        --------------
                                                                                1,737

                    OILFIELD SERVICES/EQUIPMENT (0.7%)
             19,000 Cal Dive International, Inc.*                                 861
             10,600 CARBO Ceramics, Inc.                                          744
             22,000 FMC Technologies, Inc.*                                       730
              4,000 Hydril                                                        234
                                                                        --------------
                                                                                2,569

                    PACKAGING & CONTAINER (0.9%)
              4,000 AptarGroup, Inc.                                              208
             24,000 Ball Corp.                                                    996
             17,000 CLARCOR, Inc.                                                 883
             28,800 Jarden Corp.*                                               1,321
                                                                        --------------
                                                                                3,408

                    PETROLEUM - INTEGRATED (1.7%)
              8,500 ConocoPhillips                                                917
             30,500 Denbury Resources, Inc.*                                    1,075
             11,700 Frontier Oil Corp.                                            424
             11,000 Murphy Oil Corp.                                            1,086
             18,500 Premcor, Inc.                                               1,104
             37,000 Sasol (ADR)                                                   882
              8,000 Tesoro Corp.*                                                 296
             11,000 Valero Energy Corp.                                           806
                                                                        --------------
                                                                                6,590

                    PETROLEUM - PRODUCING (3.2%)
             16,800 Apache Corp.                                                1,029
             18,000 Burlington Resources, Inc.                                    901
             21,600 Canadian Natural Resources Ltd.                             1,227
             50,000 Chesapeake Energy Corp.                                     1,097
             20,200 Cimarex Energy Co.*                                           788
             20,000 Comstock Resources, Inc.*                                     575
             12,000 Precision Drilling Corp.*                                     896
             44,000 Range Resources Corp.                                       1,028
             28,000 Suncor Energy, Inc.                                         1,126
             15,500 Tenaris S.A. (ADR)                                            953
             24,500 Ultra Petroleum Corp.*                                      1,245
             29,000 Unit Corp.*                                                 1,310
                                                                        --------------
                                                                               12,175

                    PHARMACY SERVICES (0.9%)
             40,000 Caremark Rx, Inc.*                                          1,591
             10,000 Express Scripts, Inc.*                                        872
             18,000 Medco Health Solutions, Inc.*                                 892
                                                                        --------------
                                                                                3,355

                    PRECISION INSTRUMENT (0.4%)
             13,500 Dionex Corp.*                                                 736
             17,700 Kronos, Inc.*                                                 905
                                                                        --------------
                                                                                1,641

                    PUBLISHING (0.7%)
             16,700 Banta Corp.                                                   715
             25,200 Donnelley (R.R.) & Sons Co.                                   797
              9,000 McGraw-Hill Companies, Inc. (The)                             785
              6,200 Meredith Corp.                                                290
                                                                        --------------
                                                                                2,587

                    R.E.I.T. (1.5%)
              3,000 American Home Mortgage Investment Corp.                        86
             20,000 Brookfield Properties Corp.                                   770
             23,700 Corrections Corp. of America*                                 915
              7,000 Essex Property Trust, Inc.                                    484
             17,000 iStar Financial, Inc.                                         700
             14,500 Pan Pacific Retail Properties, Inc.                           823
             17,000 Pennsylvania Real Estate Investment Trust                     685
             21,000 ProLogis                                                      779
              9,000 Regency Centers Corp.                                         429
                                                                        --------------
                                                                                5,671

                    RAILROAD (0.6%)
             17,000 Burlington Northern Sante Fe Corp.                            917
             15,450 Canadian National Railway Co.                                 978
             15,000 Genesee & Wyoming, Inc. Class "A"*                            389
                                                                        --------------
                                                                                2,284

                    RECREATION (1.5%)
              8,000 Brunswick Corp.                                               375
             11,000 Harley-Davidson, Inc.                                         635
             12,000 Polaris Industries, Inc.                                      843
             16,000 Royal Caribbean Cruises Ltd.                                  715
             45,000 SCP Pool Corp.                                              1,434
             56,250 Shuffle Master, Inc.*                                       1,629
                                                                        --------------
                                                                                5,631

                    RESTAURANT (2.8%)
             33,750 Applebee's International, Inc.                                930
             24,000 Cheesecake Factory, Inc. (The)*                               851
             50,000 CKE Restaurants, Inc.                                         793
             27,000 Darden Restaurants, Inc.                                      828
             25,000 McDonald's Corp.                                              779
             14,500 P.F. Chang's China Bistro, Inc.*                              867
             16,500 Panera Bread Co. Class "A"*                                   933
             28,500 RARE Hospitality International, Inc.*                         880
             84,375 Sonic Corp.*                                                2,818
             19,000 Yum! Brands, Inc.                                             984
                                                                        --------------
                                                                               10,663

                    RETAIL AUTOMOTIVE (0.4%)
             16,600 Advance Auto Parts, Inc.*                                     837
             16,800 O'Reilly Automotive, Inc.*                                    832
                                                                        --------------
                                                                                1,669

                    RETAIL BUILDING SUPPLY (0.7%)
             14,000 Fastenal Co.                                                  774
             25,000 Hughes Supply, Inc.                                           744
             19,000 Lowe's Companies, Inc.                                      1,085
                                                                        --------------
                                                                                2,603

                    RETAIL STORE (1.3%)
             11,200 Neiman Marcus Group, Inc. (The) Class "A"                   1,025
             16,500 Nordstrom, Inc.                                               914
             20,000 J. C. Penney Company, Inc.                                  1,038
             15,400 Sears Holdings Corp.*                                       2,051
                                                                        --------------
                                                                                5,028

                    RETAIL - SPECIAL LINES (4.5%)
             27,500 Aeropostale, Inc.*                                            901
             35,000 American Eagle Outfitters, Inc.                             1,034
             25,000 bebe stores, Inc.                                             849
             17,000 Bed Bath & Beyond, Inc.*                                      621
             48,000 Chico's FAS, Inc.*                                          1,356
             25,000 Coach, Inc.*                                                1,416
             43,500 Coldwater Creek, Inc.*                                        804
             22,500 Dick's Sporting Goods, Inc.*                                  826
             39,200 Finish Line, Inc. Class "A"                                   907
             25,000 Guitar Center, Inc.*                                        1,371
             20,000 Men's Wearhouse, Inc. (The)*                                  844
             23,000 Michaels Stores, Inc.                                         835
             19,500 PETCO Animal Supplies, Inc.*                                  718
             24,000 PETsMART, Inc.                                                690
             29,000 Quiksilver, Inc.*                                             842
             28,000 Ross Stores, Inc.                                             816
             28,000 TJX Companies, Inc. (The)                                     690
             24,000 Urban Outfitters, Inc.*                                     1,151
             24,600 Zale Corp.*                                                   731
                                                                        --------------
                                                                               17,402
                    SECURITIES BROKERAGE (0.6%)
              8,000 Bear Stearns Companies, Inc.                                  799
             11,300 Legg Mason, Inc.                                              883
              8,500 Lehman Brothers Holdings, Inc.                                800
                                                                        --------------
                                                                                2,482
                    SEMICONDUCTOR (0.5%)
             13,000 ATI Technologies, Inc.*                                       224
             19,000 Sigmatel, Inc.*                                               711
             19,000 Tessera Technologies, Inc.*                                   821
                                                                        --------------
                                                                                1,756

                    SHOE (1.2%)
             17,600 Deckers Outdoor Corp.*                                        629

             30,200 Genesco, Inc.*                                                858
             25,000 K-Swiss, Inc. Class "A"                                       826
              9,000 NIKE, Inc. Class "B"                                          750
             12,500 Timberland Co. (The) Class "A"                                887
             30,500 Wolverine World Wide, Inc.                                    654
                                                                        --------------
                                                                                4,604

                    STEEL - GENERAL (0.5%)
              6,000 Cleveland-Cliffs, Inc.                                        437
             39,000 Gerdau S.A. (ADR)                                             644
             14,000 IPSCO, Inc.*                                                  714
                                                                        --------------
                                                                                1,795

                    STEEL - INTEGRATED (0.0%)
              5,000 Mittal Steel Co. N.V. Class "A"                               162

                    TELECOMMUNICATON SERVICES (1.5%)
             25,500 AO VimpelCom (ADR)*                                           878
             34,000 Mobile TeleSystems (ADR)                                    1,196
             30,000 Nextel Communications, Inc. Class "A"*                        853
             19,500 NII Holdings, Inc.*                                         1,121
             11,000 NTL, Inc.*                                                    700
             33,000 Sprint Corp.                                                  751
             19,000 Turkcell Iletisim Hizmetleri A/S (ADR)                        325
                                                                        --------------
                                                                                5,824

                    TELECOMMUNICATIONS EQUIPMENT (0.5%)
             16,000 Comtech Telecommunications Corp.*                             834
             25,400 Marvell Technology Group Ltd.*                                974
                                                                        --------------
                                                                                1,808
                    THRIFT (1.8%)
             39,000 BankAtlantic Bancorp, Inc. Class "A"                          679
             13,000 Brookline Bancorp, Inc.                                       194
             20,400 Commercial Capital Bancorp, Inc.                              415
              5,500 First BanCorp.                                                232
             13,000 FirstFed Financial Corp.*                                     663
             22,000 Golden West Financial Corp.                                 1,331
             28,000 Hudson City Bancorp, Inc.                                   1,023
              3,000 Independence Community Bank Corp.                             117
             32,000 Sovereign Bancorp, Inc.                                       709
             33,880 Washington Federal, Inc.                                      790
             17,000 Westcorp                                                      718
                                                                        --------------
                                                                                6,871

                    TIRE & RUBBER (0.2%)
             11,500 Carlisle Companies, Inc.                                      802

                    TOBACCO (0.1%)
              6,000 UST, Inc.                                                     310

                    TRUCKING/TRANSPORTATION LEASING (2.4%)
             19,000 Arkansas Best Corp.                                           718
             14,500 CNF, Inc.                                                     678
              9,000 Forward Air Corp.                                             383
             32,500 Heartland Express, Inc.                                       622
             21,000 Hunt (J.B.) Transport Services, Inc.                          919
             29,800 Knight Transportation, Inc.*                                  735
             35,400 Laidlaw International, Inc.*                                  736
             76,000 Landstar System, Inc.*                                      2,489
             36,650 Werner Enterprises, Inc.                                      712
             21,000 Yellow Roadway Corp.*                                       1,229
                                                                        --------------
                                                                                9,221

                    WATER UTILITY (0.2%)
             31,000 Aqua America, Inc.                                            755

                    WIRELESS NETWORKING (0.8%)
             86,000 Alamosa Holdings, Inc.*                                     1,004
             14,000 Research In Motion Ltd.*                                    1,070
             15,000 SpectraSite, Inc.*                                            870
                                                                        --------------
                                                                                2,944

                    TOTAL COMMON STOCKS AND
                       TOTAL INVESTMENT SECURITIES (95.9%)
                         (Cost $255,616,000)                            $     368,554
                                                                        ==============

                                                                           Value
     Principal                                                          (in thousands
      Amount                                                             except per
  (in thousands)                                                        share amount)
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS** (4.0%)
(including accrued interest)
              7,800 Collaterized by $7,291,000 U.S. Treasury Bonds
                      5.50%, due 08/15/28, with a value of $7,957,198
                      (with UBS Warburg, LLC, 2.50%, dated 03/31/2005,
                      due 04/01/05, delivery value $7,800,542)          $       7,801
              7,700 Collaterized by $5,315,000 U.S. Treasury Notes
                      9.875%, due 11/15/15, with a value of $7,854,105
                      (with Morgan Stanley, 2.40%, dated 03/31/2005,
                      due 04/01/05, delivery value $7,700,513)                  7,700
                                                                        --------------

                    TOTAL REPURCHASE AGREEMENTS (Cost $15,501,000)             15,501
                                                                        ==============

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                             448
                                                                        --------------

NET ASSETS (100.0%)                                                     $     384,503
                                                                        ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($384,503,393 / 16,126,152 shares outstanding)                       $       23.84
                                                                        ==============


Glossary:
(ADR) - American Depository Receipts
 * Non-income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                    Total Net
                                                                   Unrealized
    Total Cost           Appreciation         Depreciation        Appreciation
--------------------------------------------------------------------------------
   $ 271,117,000         $116,092,000         $(3,154,000)        $112,938,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ----------------------------
         Jean B. Buttner, President

Date:    05/26/2005
         ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal
         Financial Officer

Date:    05/26/2005
         ---------------------------